Fair Value Measurements (Variable to Fixed Price Commodity Swaps Derivative Instruments) (Detail) (Fair Value, Measurements, Recurring, USD $)	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crude oil contracts	$ 0	$ 0
Marketable Securities	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crude oil contracts	(1,420,640)	1,351,350
Marketable Securities	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crude oil contracts	0	0
Marketable Securities	$ 1,018,573	$ 1,018,573